Income Taxes - Summary of Deductible Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 64,500	$ 92,300
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 64,465
Bottom of Range [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2030
Top of Range [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2036